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			THE GRIFFIN FUNDS, INC.
		    Registration 33-67148; 811-7948

		  CERTIFICATE PURSUANT TO Rule 497 (j)


	The undersigned hereby certifies on behalf of The Griffin Funds, Inc. (the "Company") that the form of Prospectus and Statement of Additional Information ("SAI") for the Company's Money Market Fund, Tax-Free Money Market Fund, Short-Term Bond Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax -Free Fund, Bond Fund, Growth & Income Fund and Growth Fund that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 do not differ the from prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 to the company's Registration Statement on Form N-1A. The text of Post-Effective Amendment No. 9 was filed electronically on January
31, 1996.

	IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 6th day of February, 1996.


Witness:                        THE GRIFFIN FUNDS, INC.


By:  /s/ Steven P. Muson        By:    /s/Julia D. Whitcup
				Name:     Julia D. Whitcup
				Title:    Treasurer



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			[MORRISON & FOERSTER LETTERHEAD]

February 6, 1996
							      (202) 887-1682


Securities and Exchange Commission
450 Fifth Street,  N.W.
Washington, D.C.  20549

	Re:     The Griffin Funds, Inc.
		Registration Nos. 33-67148; 811-7948

Ladies/Gentleman:

	In connection with the registration of The Griffin Funds, Inc. (the "Company")
under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to Rule 497(j) thereunder, we are transmitting on EDGAR herewith the filing a certificate regarding the Company's
Money Market Fund, Tax-Free Money Market Fund, Short-Term Bond Fund, U.S.
Government Income Fund, Municipal Bond Fund, California Tax-Free Fund, Bond
Fund, Growth & Income Fund and Growth Fund.  The certificate is being filed in lieu of a definitive prospectus and statement of additional information pursuant to Rule 497(c).


						Sincerely,



						/s/ John S. Duessel